Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Current	$ 77,682	$ 94,128	$ 73,938
Deferred	(2,315)	(26,887)	(6,510)
Income taxes	$ 75,367	$ 67,241	$ 67,428